Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Liabilities
Other liabilities as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Due to customers for contract work	￦	641,064	644,947
Advances received		1,130,910	746,169
Unearned revenue		49,805	61,795
Withholdings		233,981	388,486
Firm commitment liability		24,373	15,637
Others		10,174	8,604

	￦	2,090,307	1,865,638

Non-current
Advances received		123,071	116,178
Unearned revenue		42,992	27,161
Others		84,369	52,349

	￦	250,432	195,688